Nuveen Quality Municipal Income Fund
Portfolio of Investments July 31, 2024
(Unaudited)
NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.8%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 165 .8% ( 100 .0 % of Total Investments) X 5,056,161,489
ALABAMA - 2.3% (1.4% of Total Investments)
$ 5,000 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 $ 5,068,978
Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A
:
5,000 5.000%, 10/01/33 - AGM Insured, (AMT) 10/27 at 100.00 5,118,764
5,455 5.000%, 10/01/34 - AGM Insured, (AMT) 10/27 at 100.00 5,581,586
5,550 5.000%, 10/01/35 - AGM Insured, (AMT) 10/27 at 100.00 5,674,859
3,315 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2024C, 1.000%, 5/01/55, (Mandatory Put 7/01/31), (WI/DD)
4/31 at 100.27 3,538,173
3,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-2, 5.250%, 12/01/53, (Mandatory Put 12/01/30)
9/30 at 100.32 3,256,164
Homewood Educational Building Authority, Alabama, Revenue Bonds,
CHF-Horizons I, LLC Recreation Center Project at Samford University
Series 2024A
:
5,000 5.500%, 10/01/49 4/34 at 100.00 5,311,456
3,250 5.500%, 10/01/54 4/34 at 100.00 3,427,607
2,455 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53
10/33 at 100.00 2,688,531
2,255 Limestone County Water & Sewer Authority, Alabama, Water and Sewer
Revenue Bonds, Series 2022, 5.000%, 12/01/45
6/32 at 100.00 2,414,337
2,500 Madison Water and Wastewater Board, Alabama, Water and Sewer
Revenue Bonds, Series 2023, 5.250%, 12/01/53
12/33 at 100.00 2,764,646
7,590 Pike Road, Alabama, General Obligation Warrants, Series 2023, 5.000%,
3/01/52
3/33 at 100.00 8,116,091
5,000 (c) Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32), (UB)
1/32 at 100.22 5,387,261
6,665 (c) Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32), (UB)
2/32 at 100.17 7,101,330
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 1,075,069
4,165 (d) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 4,216,984
TOTAL ALABAMA 70,741,836
ALASKA - 0.2% (0.1% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015
:
3,400 5.000%, 1/01/25, (AMT) No Opt. Call 3,409,120
1,000 5.000%, 1/01/28, (AMT) 7/25 at 100.00 1,006,699
1,075 5.000%, 1/01/29, (AMT) 7/25 at 100.00 1,082,144
300 5.000%, 1/01/31, (AMT) 7/25 at 100.00 301,878
TOTAL ALASKA 5,799,841

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA - 2.6% (1.6% of Total Investments)
$ 3,815 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 $ 3,785,407
2,500 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 2,515,423
1,000 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.375%, 7/01/53
7/31 at 100.00 1,015,813
11,795 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 11,826,359
6,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 6,670,446
15,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 16,281,919
7,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC Insured
No Opt. Call 8,719,020
1,000 Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds,
Refunding  Series 2015, 4.000%, 12/01/38 - AGM Insured
12/25 at 100.00 1,001,340
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
500 5.500%, 12/01/29 No Opt. Call 539,590
24,765 5.000%, 12/01/37 No Opt. Call 27,354,054
1,100 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 - BAM
Insured
9/24 at 100.00 1,105,024
TOTAL ARIZONA 80,814,395
ARKANSAS - 0.8% (0.5% of Total Investments)
5,020 (d) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 5,192,813
6,550 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 6,889,779
3,500 (d) Arkansas Development Finance Authority, Charter School Revenue Bonds,
Academy of Math and Science - Little Rock Project Series 2024A, 7.000%,
7/01/59
7/31 at 103.00 3,397,665
5,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 4,943,770
1,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT)
9/27 at 103.00 1,002,759
2,055 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 4.875%, 12/01/43
9/24 at 100.00 2,055,031
TOTAL ARKANSAS 23,481,817
CALIFORNIA - 11.5% (6.9% of Total Investments)
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C
:
2,665 5.000%, 10/01/52 - AGM Insured 10/32 at 100.00 2,877,962
3,500 5.450%, 10/01/52 - AGM Insured 10/37 at 100.00 1,985,689
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 2,945 0.000%, 9/01/27 - AGM Insured No Opt. Call $ 2,668,655
7,150 0.000%, 9/01/28 - AGM Insured No Opt. Call 6,265,901
2,455 0.000%, 9/01/32 - AGM Insured No Opt. Call 1,864,216
105 (e) 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 72,685
95 0.000%, 9/01/35 - AGM Insured No Opt. Call 64,048
1,055 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 - AGM
Insured
No Opt. Call 717,993
Byron Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2007B
:
1,405 0.000%, 8/01/32 - SYNCORA GTY Insured No Opt. Call 1,036,407
235 (e) 0.000%, 8/01/32 - SYNCORA GTY Insured, (ETM) No Opt. Call 181,864
60 (e) 0.000%, 8/01/32, (ETM) No Opt. Call 46,433
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election of 2004 Series 2005B
:
3,685 0.000%, 8/01/31 - FGIC Insured No Opt. Call 2,865,325
4,505 0.000%, 8/01/33 - FGIC Insured No Opt. Call 3,242,185
4,495 (c) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 4,837,137
10,000 (c) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32), (UB)
1/32 at 100.21 10,820,716
6,000 (d) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 5,218,275
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B
:
10,000 5.000%, 11/15/46 11/26 at 100.00 10,224,425
2,855 (e) 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 2,992,035
16,665 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 17,260,879
2,275 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 2,266,794
5,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Adventist Health Energy Projects, Series 2024A, 5.250%, 7/01/54
6/34 at 100.00 5,355,693
5,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 5,090,416
3,250 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 3,273,569
2,930 (d) California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/52
6/26 at 100.00 2,810,837
3,410 (d) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/51
6/27 at 100.00 2,648,981
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
500 5.250%, 12/01/44 12/24 at 100.00 501,505
3,550 5.500%, 12/01/54 12/24 at 100.00 3,560,985
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,000 (d) 5.000%, 12/01/46 6/26 at 100.00 1,010,549
17,715 (d) 5.250%, 12/01/56 6/26 at 100.00 17,918,338
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 13 (f),(g) 5.750%, 7/01/30 1/22 at 100.00 $ 13,015
36 (f),(g) 5.500%, 7/01/39 1/22 at 100.00 35,645
4,890 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - NPFG Insured
No Opt. Call 4,605,355
1,000 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 - FGIC Insured
No Opt. Call 815,464
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 785,662
3,010 El Camino Community College District, California, General Obligation
Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25
No Opt. Call 2,924,597
3,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call 2,501,411
9,930 (e) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 10,107,201
3,500 (e) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/26 - AGM Insured, (ETM)
No Opt. Call 3,303,942
1,260 Huntington Beach Union High School District, Orange County, California,
Certificates of Participation, Capital Project, Series 2007, 0.000%, 9/01/35
- AGM Insured
No Opt. Call 846,704
5,240 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2005, 0.000%, 8/01/30 - AGM Insured
No Opt. Call 4,323,766
2,500 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,915,031
5,000 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/24 - AGM Insured
No Opt. Call 4,961,929
1,045 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/31 - NPFG Insured
No Opt. Call 825,514
9,140 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT)
5/25 at 100.00 9,193,284
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D
:
12,835 5.000%, 5/15/46, (AMT) 11/31 at 100.00 13,529,733
40 (e) 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 44,372
5,955 (h) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 5,910,544
2,700 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call 3,324,192
2,200 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 2,814,789
1,170 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call 1,182,100
4,930 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42
- AGM Insured
No Opt. Call 2,330,460

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 6,000 (e) Placentia-Yorba Linda Unified School District, Orange County, California,
Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC Insured,
(ETM)
No Opt. Call $ 4,302,655
2,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call 1,021,332
5,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 7.350%, 8/01/41 - AGM
Insured
8/36 at 100.00 6,029,081
5,000 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/25 - NPFG Insured
No Opt. Call 4,861,917
4,615 Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38
No Opt. Call 2,626,184
10,990 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 11,558,857
10,175 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 10,424,587
4,945 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/41,
(AMT)
5/26 at 100.00 5,016,393
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 10,203,052
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E
:
11,000 5.000%, 5/01/45, (AMT) 5/29 at 100.00 11,330,762
12,285 5.000%, 5/01/50, (AMT) 5/29 at 100.00 12,577,795
735 (d) San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2023A, 5.000%, 9/01/43
9/30 at 103.00 770,511
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 2,012,035
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
15,350 (e) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 15,508,703
25,840 (e) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 26,107,160
San Jose, California, Airport Revenue Bonds, Refunding Series 2017A
:
5,000 5.000%, 3/01/41, (AMT) 3/27 at 100.00 5,105,073
5,000 5.000%, 3/01/47, (AMT) 3/27 at 100.00 5,069,119
14,985 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 - AGM
Insured
No Opt. Call 7,813,267
6,660 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43
8/25 at 38.93 2,484,683
2,460 Santee School District, San Diego County, California, General Obligation
Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%,
8/01/33 - AGC Insured
No Opt. Call 1,818,026
1,145 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2006C, 0.000%, 11/01/30 - AGM Insured
No Opt. Call 931,547

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 1,175 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2010B, 0.000%, 11/01/35 - AGM Insured
No Opt. Call $ 787,044
2,410 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call 2,265,248
3,750 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 7.300%, 8/01/36 - AGM Insured
8/31 at 100.00 4,185,863
TOTAL CALIFORNIA 350,786,101
COLORADO - 13.9% (8.4% of Total Investments)
2,325 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 2,286,478
4,350 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 3,890,012
3,000 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 3,057,986
2,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022, 4.000%,
12/01/48
12/32 at 100.00 1,958,707
4,195 (e) Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34,
(Pre-refunded 12/15/26)
12/26 at 100.00 4,303,476
5,500 Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022, 5.000%, 6/01/47
6/32 at 100.00 5,909,501
1,627 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29
9/24 at 102.00 1,625,309
1,500 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 1,430,746
2,165 Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A, 5.500%, 12/01/54 - AGM Insured
12/34 at 100.00 2,450,028
6,314 Colorado Crossing Metropolitan District 2, Colorado Springs, California,
General Obligation Bonds, Limited Tax Refunding Series 2020A-1,
5.000%, 12/01/47
12/25 at 103.00 6,178,609
1,500 Colorado Crossing Metropolitan District 2, Colorado Springs, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2020A-1,
5.000%, 12/01/50
12/25 at 103.00 1,448,153
2,945 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
9/24 at 100.00 2,950,697
1,715 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 1,404,217
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%,
1/15/44
9/24 at 100.00 500,018
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014,
5.000%, 8/15/30
9/24 at 100.00 1,000,957
3,915 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 3,089,772
545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2017, 3.625%, 9/01/31
9/27 at 100.00 545,663

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A
:
$ 1,200 4.000%, 3/01/36 3/27 at 100.00 $ 1,206,760
1,600 4.000%, 3/01/37 3/27 at 100.00 1,605,600
5,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 5,384,533
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:
17,905 4.000%, 11/15/46 11/31 at 100.00 17,485,575
11,090 4.000%, 11/15/50 11/31 at 100.00 10,586,553
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
9/24 at 102.00 4,624,151
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,000 5.000%, 8/01/44 8/29 at 100.00 5,199,958
15,395 4.000%, 8/01/49 8/29 at 100.00 14,333,336
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
2,725 5.500%, 11/01/47 11/32 at 100.00 3,018,611
2,300 5.250%, 11/01/52 11/32 at 100.00 2,473,199
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A
:
2,670 (e) 5.000%, 6/01/28, (Pre-refunded 6/01/25) 6/25 at 100.00 2,712,108
6,425 (e) 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 6,526,327
1,390 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 1,402,071
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 5,344,624
2,445 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A, 5.000%, 5/15/54
5/32 at 100.00 2,597,961
3,785 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50, (Pre-refunded 9/01/30)
9/30 at 100.00 4,013,499
4,535 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/44
11/29 at 100.00 4,765,448
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/37
1/30 at 100.00 3,353,442
2,100 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 2,100,875
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017C
:
950 (e) 5.000%, 3/01/43, (Pre-refunded 3/01/28) - BAM Insured 3/28 at 100.00 1,018,381
710 5.000%, 3/01/43 - BAM Insured 3/28 at 100.00 739,950
2,360 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 2,355,447
3,420 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 3,378,890
4,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 4,027,860
7,250 (e) Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016, 5.000%, 8/01/46, (Pre-refunded 8/01/26)
8/26 at 100.00 7,524,974

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 9,090 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 $ 5,039,235
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
3,250 4.125%, 11/15/53, (AMT) 11/32 at 100.00 3,120,997
8,250 5.500%, 11/15/53, (AMT) 11/32 at 100.00 8,959,892
3,400 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.250%, 11/15/53
11/32 at 100.00 3,740,904
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
2,790 5.750%, 11/15/45, (AMT) 11/32 at 100.00 3,143,562
5,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 5,218,121
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
17,000 5.000%, 12/01/43, (AMT) 12/28 at 100.00 17,464,984
11,750 (c) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 12,009,736
9,040 5.250%, 12/01/48, (AMT) 12/28 at 100.00 9,338,820
4,095 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 4,191,056
2,005 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
9/24 at 100.00 2,005,251
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
5,130 5.000%, 12/01/30 12/26 at 100.00 5,251,945
3,900 5.000%, 12/01/36 12/26 at 100.00 3,969,632
3,000 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A,
5.625%, 12/01/48
9/24 at 103.00 2,995,793
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A
:
385 0.000%, 9/01/35 No Opt. Call 254,044
150 0.000%, 9/01/37 No Opt. Call 90,591
75 0.000%, 9/01/38 No Opt. Call 42,942
20 0.000%, 9/01/39 No Opt. Call 10,862
110 0.000%, 9/01/41 No Opt. Call 53,247
18,380 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call 17,725,518
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
1,045 0.000%, 9/01/29 - NPFG Insured No Opt. Call 873,827
2,175 0.000%, 9/01/30 - NPFG Insured No Opt. Call 1,749,621
25,050 0.000%, 9/01/31 - NPFG Insured No Opt. Call 19,364,376
23,305 0.000%, 9/01/32 - NPFG Insured No Opt. Call 17,285,857
100 0.000%, 9/01/33 - NPFG Insured No Opt. Call 71,110
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 6,287,699
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A
:
385 0.000%, 9/01/28 - NPFG Insured No Opt. Call 333,946
60,000 0.000%, 3/01/36 - NPFG Insured No Opt. Call 38,154,108
2,200 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 2,171,424

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 8,000 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 $ 8,365,950
1,000 Erie Highlands Metropolitan District 2, Weld County, Colorado, General
Obligation Bonds, Limited Tax Series 2018A, 5.250%, 12/01/48
8/24 at 103.00 1,007,300
3,550 (d) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 3,512,628
2,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 1,972,907
3,935 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 3,744,050
2,545 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 2,553,456
1,305 Goldsmith Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 1,240,468
1,355 Meadowbrook Crossing Metropolitan District, EL Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020A, 5.250%,
12/01/49
6/25 at 103.00 1,359,287
1,500 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Series 2023, 4.375%, 12/01/53 - AGM Insured
12/33 at 100.00 1,505,094
1,860 (e) Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 1,884,972
1,750 Midtown at Clear Creek Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023A, 5.000%,
12/01/53 - BAM Insured
12/33 at 100.00 1,845,170
Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021
:
9,520 4.000%, 7/01/46 7/31 at 100.00 9,439,374
3,250 4.000%, 7/01/51 7/31 at 100.00 3,132,923
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016
:
1,565 5.000%, 12/01/36 12/26 at 100.00 1,589,461
2,100 5.000%, 12/01/46 12/26 at 100.00 2,108,506
8,000 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 8,061,362
2,235 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/38 - AGM
Insured
12/29 at 100.00 2,261,759
3,975 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 3,466,508
700 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 866,249
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/36 - AGM Insured
12/26 at 100.00 777,229
Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016
:
1,050 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 1,089,557
1,000 4.125%, 12/01/37 - BAM Insured 12/26 at 100.00 1,004,739

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 $ 411,643
2,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%,
12/01/36 - BAM Insured
12/26 at 100.00 2,011,303
6,225 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 6,114,056
TOTAL COLORADO 424,055,513
CONNECTICUT - 1.3% (0.8% of Total Investments)
2,135 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 1,986,352
850 (d) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45
1/26 at 102.00 775,840
5,355 (c) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A, 4.600%, 11/15/49, (UB)
11/32 at 100.00 5,369,233
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
:
14,775 5.000%, 1/01/34 1/28 at 100.00 15,653,315
6,410 5.000%, 1/01/37 1/28 at 100.00 6,775,233
6,000 5.000%, 1/01/38 1/28 at 100.00 6,320,389
3,730 University of Connecticut, General Obligation Bonds, Series 2020A,
5.000%, 2/15/41
2/30 at 100.00 4,014,019
TOTAL CONNECTICUT 40,894,381
DELAWARE - 0.5% (0.3% of Total Investments)
5,550 Delaware Economic Development Authority Retirement Communities,
Revenue Bonds, ACTS Retirement-Life Communities Series 2023B,
5.250%, 11/15/53
11/30 at 100.00 5,735,490
800 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 805,141
7,255 Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series
2015, 5.000%, 6/01/55
6/25 at 100.00 7,314,724
TOTAL DELAWARE 13,855,355
DISTRICT OF COLUMBIA - 2.4% (1.4% of Total Investments)
325 District of Columbia Housing Finance Agency, GNMA Collateralized
Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%,
6/01/26, (AMT)
9/24 at 100.00 325,660
34,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
9/24 at 26.17 7,594,254
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
2,000 4.000%, 10/01/44 10/29 at 100.00 1,925,656
5,000 5.000%, 10/01/47 10/29 at 100.00 5,170,567
5,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured
10/31 at 100.00 4,740,851
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 - AGC
Insured
No Opt. Call 1,233,190

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
DISTRICT OF COLUMBIA (continued)
$ 5,000 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 $ 5,368,300
15,800 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 16,253,368
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 5,153,264
8,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/46, (AMT)
10/31 at 100.00 8,406,548
7,400 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/53, (AMT)
10/32 at 100.00 7,902,447
3,485 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A, 5.500%, 10/01/54, (AMT)
10/33 at 100.00 3,833,146
4,000 Washington Metropolitan Area Transit Authority,District of Columbia,
Second Lien Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A, 5.250%, 7/15/59
7/34 at 100.00 4,377,537
TOTAL DISTRICT OF COLUMBIA 72,284,788
FLORIDA - 11.0% (6.6% of Total Investments)
1,480 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/37
9/24 at 100.00 1,481,051
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
450 5.000%, 9/01/45 9/24 at 100.00 450,166
2,260 5.000%, 9/01/48 9/24 at 100.00 2,260,643
8,280 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/44, (AMT)
10/29 at 100.00 8,566,203
3,250 (d) Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A, 6.250%, 6/15/53
6/30 at 100.00 3,405,488
4,485 Florida Department of Transportation, Florida, Right-of-Way Acquisition
and Bridge Construction Series 2018A, 4.000%, 7/01/42
7/28 at 100.00 4,508,773
175 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40
9/27 at 100.00 168,976
2,000 (d) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT)
9/24 at 103.00 2,032,701
5,000 (c) Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, Tampa General Hospital Project, Series 2024A, 5.250%, 8/01/55,
(UB)
2/32 at 100.00 5,260,381
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
3,975 (d) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 8/24 at 100.00 4,238,440
4,200 5.000%, 7/01/41, (AMT) 7/32 at 100.00 4,301,158
8,800 5.000%, 7/01/44 - AGM Insured, (AMT) 7/32 at 100.00 9,211,371
11,665 (c) 5.250%, 7/01/47 - AGM Insured, (AMT), (UB) 7/32 at 100.00 12,308,390
10,100 5.250%, 7/01/47 - AGM Insured, (AMT) 7/32 at 100.00 10,657,072
12,710 5.250%, 7/01/53 - AGM Insured, (AMT) 7/32 at 100.00 13,281,553
5,100 5.500%, 7/01/53, (AMT) 7/32 at 100.00 5,303,281
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 5,220,417

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 12,090 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 $ 12,622,999
31,985 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 32,755,656
6,020 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 6,034,178
5,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 5,143,471
2,290 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 2,297,328
10,305 Hillsborough County Aviation Authority, Florida, Tampa International
Airport Customer Facility Charge Revenue Bonds, Series 2015A, 5.000%,
10/01/44
10/24 at 100.00 10,312,304
10,000 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 8,928,892
825 (d) Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A, 5.000%, 1/15/54
7/29 at 100.00 777,745
5,075 (e) Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/35, (Pre-refunded 11/15/24)
11/24 at 100.00 5,102,694
1,500 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.000%, 10/01/53 - AGM Insured
10/33 at 100.00 1,610,749
9,820 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
9/24 at 100.00 9,826,494
2,000 Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46
7/27 at 100.00 1,672,111
10,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.250%, 3/01/53
3/33 at 100.00 10,987,026
2,930 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42
9/24 at 100.00 2,930,845
8,070 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 8,106,054
10,050 (c) Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53, (UB)
4/28 at 100.00 10,351,146
1,500 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/42
8/27 at 100.00 1,533,563
5,000 Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 5,349,697
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 5,006,198
3,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38 - BAM Insured, (AMT)
10/25 at 100.00 3,020,597
13,385 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 13,677,968
7,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-2, 4.000%, 10/01/49 - AGM Insured
10/31 at 100.00 6,845,818

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,005 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 $ 1,072,277
1,315 (d) Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus
Sanitary Sewer Special Benefit Area, Series 2021, 5.100%, 7/01/51
7/31 at 100.00 1,330,139
5,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/51
7/32 at 100.00 5,299,923
6,035 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 5,911,323
3,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/46
4/31 at 100.00 3,470,559
7,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 6,595,495
2,360 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 2,439,066
3,260 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 3,336,890
1,800 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
9/24 at 100.00 1,808,312
4,635 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery
Zone Facility Bond Series 2014B, 5.000%, 9/01/43
9/24 at 100.00 4,641,011
2,500 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018A, 5.000%, 3/15/42
5/28 at 100.00 2,581,042
10,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 10,422,246
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
2,000 5.000%, 8/15/42 8/27 at 100.00 2,052,553
9,770 5.000%, 8/15/47 8/27 at 100.00 9,952,097
705 (d) Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30
9/24 at 100.00 705,522
1,500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.250%, 7/01/44
9/24 at 100.00 1,500,969
7,545 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 7,875,388
180 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
9/24 at 100.00 177,331
195 (f) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
9/24 at 100.00 2
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Three Project Series 2024,
6.000%, 5/01/55
5/34 at 100.00 1,018,355
6,510 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 6,425,009
TOTAL FLORIDA 336,165,106

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA - 2.7% (1.6% of Total Investments)
$ 1,775 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
7/25 at 100.00 $ 1,799,965
14,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, 5.000%,
7/01/52, (AMT)
7/32 at 100.00 14,616,804
2,600 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/47
4/27 at 100.00 2,642,509
2,500 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/53
4/33 at 100.00 2,658,994
3,575 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 3,352,783
390 Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 1996, 5.500%, 8/15/26 - NPFG Insured
No Opt. Call 396,848
2,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 1,905,873
3,500 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 3,462,465
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A
:
3,285 5.000%, 5/15/43 5/29 at 100.00 3,396,299
23,200 5.000%, 5/15/49 No Opt. Call 25,239,939
9,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 8,863,241
10,260 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 10,279,019
3,465 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%, 4/01/42
4/32 at 100.00 3,717,685
TOTAL GEORGIA 82,332,424
GUAM - 0.5% (0.3% of Total Investments)
2,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 2,022,974
Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
:
1,720 5.250%, 6/01/32 8/24 at 100.00 1,715,503
2,915 5.625%, 6/01/47 8/24 at 100.00 2,890,871
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016
:
245 5.000%, 7/01/27 7/26 at 100.00 251,736
1,240 5.000%, 1/01/46 7/26 at 100.00 1,257,554
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A
:
2,000 5.000%, 12/01/33 12/26 at 100.00 2,050,755
2,260 5.000%, 12/01/34 12/26 at 100.00 2,314,187
1,175 5.000%, 12/01/46 12/26 at 100.00 1,181,046
355 Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B,
5.000%, 7/01/33, (AMT)
7/28 at 100.00 366,339
575 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/44 10/24 at 100.00 575,873
TOTAL GUAM 14,626,838

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HAWAII - 1.3% (0.8% of Total Investments)
$ 6,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 $ 5,049,552
7,500 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 7,525,537
10,000 Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%,
7/01/43, (AMT)
7/28 at 100.00 10,271,291
6,000 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 6,480,790
5,000 Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35 5/27 at 100.00 5,066,934
3,720 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Green Senior Series 2023, 5.000%, 7/01/48
7/33 at 100.00 4,092,603
TOTAL HAWAII 38,486,707
IDAHO - 1.1% (0.7% of Total Investments)
9,495 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 10,226,211
11,205 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity
Helath Group, Series 2017ID, 5.000%, 12/01/46
6/27 at 100.00 11,425,445
1,700 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 1,716,649
5,585 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/46
3/32 at 100.00 5,305,830
Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A
:
1,155 4.750%, 9/01/26 9/24 at 100.00 1,155,714
310 5.000%, 9/01/32 9/24 at 100.00 310,250
3,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51
12/26 at 103.00 2,806,916
TOTAL IDAHO 32,947,015
ILLINOIS - 14.6% (8.8% of Total Investments)
6,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 6,273,983
2,170 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
9/24 at 100.00 2,150,854
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
9/24 at 100.00 1,495,097
9,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 9,528,788
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 2,490,316
11,295 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 12,132,333
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1
:
10,130 0.000%, 12/01/24 - FGIC Insured No Opt. Call 10,004,140
7,140 0.000%, 12/01/25 - FGIC Insured No Opt. Call 6,783,101
4,325 0.000%, 12/01/29 - FGIC Insured No Opt. Call 3,446,537
4,235 0.000%, 12/01/31 - FGIC Insured No Opt. Call 3,082,000

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 8,845 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 - NPFG
Insured
No Opt. Call $ 9,053,308
10,285 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 10,504,150
6,745 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 6,749,091
2,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016F, 4.250%, 1/01/47 - BAM Insured
1/27 at 100.00 2,003,297
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
4,000 (c) 4.625%, 1/01/53, (UB) 1/31 at 100.00 4,006,211
5,000 (c) 5.250%, 1/01/53, (UB) 1/31 at 100.00 5,244,813
5,000 5.500%, 1/01/53 - AGM Insured 1/31 at 100.00 5,342,938
8,010 5.500%, 1/01/55 1/32 at 100.00 8,600,746
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999
:
4,115 0.000%, 1/01/33 - FGIC Insured No Opt. Call 2,928,252
29,600 0.000%, 1/01/38 - FGIC Insured No Opt. Call 16,555,934
11,675 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 12,125,551
Chicago, Illinois, General Obligation Bonds, Series 2019A
:
4,000 5.000%, 1/01/40 1/29 at 100.00 4,124,464
12,870 5.500%, 1/01/49 1/29 at 100.00 13,313,884
11,575 (c) 5.500%, 1/01/49, (UB) 1/29 at 100.00 11,974,219
6,245 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2001A, 5.500%, 1/01/30 - NPFG Insured
No Opt. Call 6,602,243
1,300 Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%,
11/01/30 - AMBAC Insured
No Opt. Call 1,385,225
4,500 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47
12/27 at 100.00 4,602,732
3,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A,
5.000%, 11/15/31
11/26 at 100.00 3,113,067
Cook County, Illinois, General Obligation Bonds, Refunding Series 2018
:
500 5.000%, 11/15/34 11/26 at 100.00 516,387
4,550 5.000%, 11/15/35 11/26 at 100.00 4,687,990
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT
:
5,000 4.450%, 11/01/36 11/25 at 102.00 5,093,802
815 4.500%, 11/01/36 11/24 at 100.00 815,226
2,785 5.500%, 11/01/36 9/24 at 100.00 2,790,586
410 (d) Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45
12/25 at 100.00 414,191
Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015
:
12,025 (c),(e) 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) 5/25 at 100.00 12,172,814
1,930 (c) 5.000%, 5/01/45, (UB) 5/25 at 100.00 1,953,724
2,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/33
2/27 at 100.00 2,602,605
3,300 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/46
8/31 at 100.00 2,963,871
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
4,750 (e) 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 4,756,730

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 6,000 (e) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 $ 6,008,501
10,000 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 10,073,585
10,745 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 10,810,698
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 565,767
6,245 5.000%, 8/15/44 8/25 at 100.00 6,275,088
10,000 (c) Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/47, (UB)
8/32 at 100.00 10,562,868
2,670 (e) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, 5.000%, 10/01/46, (Pre-refunded 10/01/25)
10/25 at 100.00 2,726,926
15,030 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 16,484,138
1,900 Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I
Inc., Series 2001, 5.950%, 2/20/36
8/24 at 100.00 1,902,334
1,830 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
8/24 at 100.00 1,836,518
450 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/39
12/27 at 100.00 465,139
Illinois State, General Obligation Bonds, February Series 2014
:
5,705 5.250%, 2/01/33 9/24 at 100.00 5,710,879
5,815 5.250%, 2/01/34 9/24 at 100.00 5,819,801
2,000 5.000%, 2/01/39 9/24 at 100.00 2,000,164
Illinois State, General Obligation Bonds, January Series 2016
:
3,500 5.000%, 1/01/29 1/26 at 100.00 3,570,067
8,250 5.000%, 1/01/32 1/26 at 100.00 8,396,838
4,200 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/27
6/26 at 100.00 4,315,263
Illinois State, General Obligation Bonds, June Series 2022A
:
2,000 5.500%, 3/01/42 3/32 at 100.00 2,223,119
785 5.500%, 3/01/47 3/32 at 100.00 857,453
16,485 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 17,429,317
Illinois State, General Obligation Bonds, May Series 2020
:
1,635 5.500%, 5/01/30 No Opt. Call 1,763,131
5,305 5.500%, 5/01/39 5/30 at 100.00 5,816,666
3,000 5.750%, 5/01/45 5/30 at 100.00 3,269,520
Illinois State, General Obligation Bonds, May Series 2023B
:
4,585 5.250%, 5/01/43 5/32 at 100.00 5,003,745
4,525 5.500%, 5/01/47 5/32 at 100.00 4,950,852
1,500 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/37
11/26 at 100.00 1,529,333
3,510 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 3,659,392
8,865 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 9,955,407
4,685 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 4,728,109

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A
:
$ 7,770 4.000%, 1/01/42 1/32 at 100.00 $ 7,765,409
10,000 5.000%, 1/01/46 1/32 at 100.00 10,766,939
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/45
7/33 at 100.00 5,571,065
1,890 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 1,902,440
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 1,012,892
4,780 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 4,863,293
10,775 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A, 0.000%,
12/15/24 - NPFG Insured
No Opt. Call 10,634,456
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
5,000 0.000%, 12/15/34 - NPFG Insured No Opt. Call 3,358,553
1,100 0.000%, 12/15/35 - NPFG Insured No Opt. Call 705,502
3,805 0.000%, 6/15/41 - NPFG Insured No Opt. Call 1,812,978
835 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call 874,666
1,350 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/41 - BAM Insured
4/30 at 100.00 1,308,932
2,495 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/58 - AGM Insured
6/33 at 100.00 2,704,128
2,500 Sangamon County Water Reclamation District, Illinois, General Obligation
Bonds Alternate Revenue Source, Project & Refunding Series 2019A,
4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 2,440,529
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
2,250 5.000%, 3/01/29 3/25 at 100.00 2,269,914
3,505 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 3,520,481
TOTAL ILLINOIS 444,607,995
INDIANA - 1.5% (0.9% of Total Investments)
1,480 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 1,414,079
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A
:
3,950 5.000%, 10/01/46 10/33 at 100.00 4,291,054
10,000 (c) 5.000%, 10/01/53, (UB) 10/33 at 100.00 10,708,137
7,480 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 7,539,114
4,500 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2012A, 4.000%, 10/01/42
9/24 at 100.00 4,500,025
Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1
:
2,605 (c) 4.650%, 7/01/49, (UB) 1/33 at 100.00 2,616,050
8,150 (c) 4.750%, 7/01/54, (UB) 1/33 at 100.00 8,202,380

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDIANA (continued)
$ 1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.000%, 3/01/53
3/33 at 100.00 $ 1,104,574
3,460 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 5.000%,
3/01/53 - BAM Insured
3/33 at 100.00 3,650,964
1,660 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2024, 5.000%, 1/01/54
7/34 at 100.00 1,775,609
TOTAL INDIANA 45,801,986
IOWA - 0.7% (0.4% of Total Investments)
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021
:
2,550 5.000%, 9/01/41 9/28 at 102.00 2,154,044
2,000 5.000%, 9/01/51 9/28 at 102.00 1,552,957
2,505 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
9/24 at 100.00 2,504,911
9,535 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 10,128,157
6,235 Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and
Clinics, SUI Series 2022A, 4.000%, 9/01/36
9/32 at 100.00 6,404,028
TOTAL IOWA 22,744,097
KANSAS - 0.6% (0.4% of Total Investments)
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A
:
6,770 5.000%, 7/01/43 7/28 at 100.00 6,962,181
7,600 5.000%, 7/01/48 7/28 at 100.00 7,756,797
3,625 Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement and Refunding Series 2022A, 5.250%,
9/01/52 - AGM Insured
9/32 at 100.00 3,914,961
TOTAL KANSAS 18,633,939
KENTUCKY - 0.8% (0.5% of Total Investments)
6,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/45
6/27 at 100.00 6,059,217
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
4,790 6.750%, 7/01/43 7/31 at 100.00 5,599,737
3,655 6.875%, 7/01/46 7/31 at 100.00 4,281,046
7,100 (c) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/55, (Mandatory Put 7/01/30), (UB)
4/30 at 100.17 7,526,823
TOTAL KENTUCKY 23,466,823
LOUISIANA - 3.2% (1.9% of Total Investments)
3,820 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
9/24 at 100.00 3,822,091
2,665 (e) East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 2,692,715
3,130 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 3,232,283

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA (continued)
$ 4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/44
10/27 at 100.00 $ 4,072,986
7,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 7,097,364
10,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 9,401,248
6,530 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
9/24 at 100.00 6,533,441
1,265 (e) Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/45, (Pre-refunded 11/01/25)
11/25 at 100.00 1,295,487
8,500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 8,874,550
1,830 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 4.000%, 5/15/35
5/26 at 100.00 1,835,525
10,810 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/48
7/33 at 100.00 11,639,325
14,000 (e) Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series
2015A, 4.000%, 5/01/41, (Pre-refunded 5/01/25)
5/25 at 100.00 14,100,470
13,895 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/45, (AMT)
1/25 at 100.00 13,903,395
1,200 (e) New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/44, (Pre-refunded 12/01/24)
12/24 at 100.00 1,207,403
1,000 (d) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 997,931
5,655 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2015, 5.000%, 12/01/40
12/25 at 100.00 5,729,120
TOTAL LOUISIANA 96,435,334
MAINE - 0.4% (0.2% of Total Investments)
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
3,820 4.000%, 7/01/41 7/26 at 100.00 3,373,581
2,800 4.000%, 7/01/46 7/26 at 100.00 2,324,777
2,935 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 2,996,781
Maine Turnpike Authority, Special Obligation Bonds, Series 2014
:
1,290 5.000%, 7/01/33 9/24 at 100.00 1,291,685
1,020 5.000%, 7/01/34 9/24 at 100.00 1,021,289
TOTAL MAINE 11,008,113
MARYLAND - 6.7% (4.0% of Total Investments)
1,780 Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue
Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%,
1/01/28, (Mandatory Put 1/01/27)
9/24 at 100.00 1,782,439
1,180 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages of Dorchester & Farmington Village Projects, Series 2013, 5.000%,
7/01/32
9/24 at 100.00 1,180,838

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016
:
$ 1,000 3.625%, 1/01/37 1/26 at 100.00 $ 959,072
2,220 5.000%, 1/01/37 1/26 at 100.00 2,250,287
9,215 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/42
9/27 at 100.00 8,866,676
4,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46
1/27 at 100.00 4,080,840
1,430 (e) Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 1,483,028
2,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2014A, 5.000%, 7/01/44
1/25 at 100.00 2,505,882
6,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 6,160,027
1,450 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 1,463,956
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
:
525 5.000%, 6/15/30 9/24 at 100.00 525,400
425 5.000%, 6/15/33 9/24 at 100.00 425,316
Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A
:
1,270 4.500%, 9/01/33 9/27 at 100.00 1,262,554
240 5.000%, 9/01/38 9/27 at 100.00 241,826
Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016
:
1,895 5.000%, 6/01/36 6/26 at 100.00 1,904,601
250 5.125%, 6/01/43 6/26 at 100.00 250,783
2,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.625%, 6/01/46
6/29 at 100.00 1,697,362
350 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.875%, 6/01/46
8/24 at 100.00 298,630
Brunswick, Frederick County, Maryland, Special Obligation Bonds,
Brunswick Crossing Special Taxing District, Refunding Series 2019
:
450 4.000%, 7/01/29 1/29 at 100.00 442,534
738 5.000%, 7/01/36 1/29 at 100.00 752,286
Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A
:
3,000 (d) 5.000%, 9/01/37 9/27 at 100.00 3,010,916
1,750 (d) 5.000%, 9/01/45 9/27 at 100.00 1,692,368
286 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
9/24 at 100.00 286,527
1,245 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A, 4.000%,
7/01/35
7/30 at 100.00 1,259,442
370 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%,
7/01/39
7/29 at 100.00 336,524
110 (d) Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43
7/30 at 102.00 108,086

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A
:
$ 2,000 5.000%, 1/01/33 9/24 at 104.00 $ 2,046,526
1,000 5.000%, 1/01/36 9/24 at 104.00 1,018,487
Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A
:
1,500 4.000%, 6/01/34 9/24 at 100.00 1,491,236
1,550 5.000%, 6/01/44 9/24 at 100.00 1,550,737
Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013
:
2,000 4.625%, 10/01/28 9/24 at 100.00 2,001,956
3,000 5.000%, 10/01/28 9/24 at 100.00 3,003,982
1,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42
12/27 at 100.00 1,028,375
1,290 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2016, 5.000%, 4/01/46
4/27 at 100.00 1,134,619
1,710 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/36
4/27 at 100.00 1,655,546
Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
:
1,500 (d) 4.125%, 2/15/34 2/26 at 100.00 1,465,089
1,550 (d) 4.375%, 2/15/39 2/26 at 100.00 1,512,460
850 (d) 4.500%, 2/15/47 2/26 at 100.00 806,543
Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016
:
2,125 5.000%, 7/01/31 7/25 at 100.00 2,125,049
1,640 5.000%, 7/01/34 7/25 at 100.00 1,611,956
1,220 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.800%, 7/01/45
7/29 at 100.00 901,183
1,195 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 3.900%, 7/01/40
9/24 at 100.00 1,177,962
680 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 626,838
700 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.350%, 7/01/45
1/30 at 100.00 473,800
1,445 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 1,203,360
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 2.100%, 9/01/40
9/29 at 100.00 1,457,217
2,570 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 1,739,062
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.350%, 7/01/49
7/29 at 100.00 1,674,388

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
$ 1,000 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 $ 987,092
600 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/49, (AMT)
6/29 at 100.00 614,955
Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A
:
1,000 5.000%, 6/01/31 6/28 at 100.00 1,049,836
1,125 5.000%, 6/01/32 6/28 at 100.00 1,180,144
3,360 5.000%, 6/01/35 6/28 at 100.00 3,519,932
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 1,563,224
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Subordinate Parking Facilities Revenue
Bonds, Series 2018C
:
1,250 4.000%, 6/01/48 6/28 at 100.00 1,029,984
1,080 4.000%, 6/01/58 6/28 at 100.00 847,483
3,725 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 3,777,763
5,810 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
9/24 at 100.00 5,855,328
2,000 (f) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
9/24 at 100.00 1,297,500
Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017
:
1,100 5.000%, 7/01/36 7/27 at 100.00 1,114,835
470 5.000%, 7/01/37 9/24 at 100.00 470,151
585 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.375%, 7/01/36
1/27 at 100.00 572,445
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013
:
385 5.000%, 6/01/27 9/24 at 100.00 385,138
500 5.000%, 6/01/34 9/24 at 100.00 500,159
1,510 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/33
9/24 at 100.00 1,510,602
495 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien
Series 2015, 5.000%, 7/01/39
7/25 at 100.00 497,400
1,110 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding Series
2016, 3.600%, 7/01/35 - AGM Insured
9/24 at 100.00 1,088,451
780 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016, 5.000%, 6/01/43 - AGM Insured
6/26 at 100.00 790,307
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015
:
990 4.000%, 7/01/32 7/25 at 100.00 983,815
2,470 4.250%, 7/01/35 7/25 at 100.00 2,446,811
1,740 5.000%, 7/01/45 7/25 at 100.00 1,747,968

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001
:
$ 1,000 5.000%, 7/01/27 - AMBAC Insured 9/24 at 100.00 $ 1,008,010
1,000 5.000%, 7/01/34 - AMBAC Insured 9/24 at 100.00 1,008,078
145 Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series 1996,
5.500%, 7/01/26 - AMBAC Insured
9/24 at 100.00 146,161
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B
:
250 5.000%, 7/01/34 7/27 at 100.00 255,204
4,820 5.000%, 7/01/38 7/27 at 100.00 4,884,065
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A
:
90 5.000%, 7/01/36 7/26 at 100.00 91,580
1,450 5.000%, 7/01/38 7/26 at 100.00 1,470,373
600 4.000%, 7/01/42 7/26 at 100.00 557,212
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A
:
1,400 5.500%, 1/01/36 1/27 at 100.00 1,442,441
4,020 5.500%, 1/01/46 1/27 at 100.00 4,087,769
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Charlestown Community Issue, Series 2016A
:
2,125 5.000%, 1/01/36 7/26 at 100.00 2,170,591
4,090 5.000%, 1/01/45 7/26 at 100.00 4,137,337
1,000 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020, 3.250%, 7/01/39
7/30 at 100.00 825,840
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A
:
1,100 5.000%, 7/01/37 7/27 at 100.00 1,115,319
1,200 5.000%, 7/01/44 7/27 at 100.00 1,200,380
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A
:
265 (d) 5.125%, 7/01/37 7/27 at 100.00 266,805
500 (d) 5.250%, 7/01/47 7/27 at 100.00 500,244
1,340 (e) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 1,376,434
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%,
5/15/40
5/25 at 100.00 2,471,219
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins University, Series 2013B
:
500 5.000%, 7/01/38 8/24 at 100.00 500,281
4,375 4.250%, 7/01/41 8/24 at 100.00 4,375,392
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2017
:
1,000 5.000%, 7/01/33 7/27 at 100.00 1,042,168
1,000 5.000%, 7/01/44 7/27 at 100.00 1,021,347
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015
:
1,500 (e) 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,512,750
1,125 (e) 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 1,144,650
2,975 4.125%, 7/01/47 7/25 at 100.00 2,919,205
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
$ 1,000 4.000%, 10/01/45 10/24 at 100.00 $ 933,505
1,250 5.000%, 10/01/45 10/24 at 100.00 1,250,065
175 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2016, 5.000%, 6/01/36
6/26 at 100.00 177,956
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2017
:
525 (e) 5.000%, 6/01/35, (Pre-refunded 6/01/26) 6/26 at 100.00 542,250
1,000 (e) 5.000%, 6/01/42, (Pre-refunded 6/01/26) 6/26 at 100.00 1,032,858
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38
2/25 at 100.00 2,519,312
4,260 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 4,343,810
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2015, 5.000%,
7/01/35
7/25 at 100.00 1,014,206
5,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 5,675,323
1,000 (e) Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016, 5.000%,
5/01/35, (Pre-refunded 5/01/26)
5/26 at 100.00 1,035,655
6,250 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/42
5/28 at 100.00 6,501,085
7,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 6,925,793
1,500 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.875%, 7/01/39
9/24 at 100.00 1,466,051
6,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 4.000%, 12/01/44
6/25 at 100.00 5,808,414
320 (d) Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46
1/26 at 100.00 320,643
1,050 Prince George's County, Maryland, Revenue Bonds, Collington Episcopal
Life Care Community Inc., Series 2017, 5.250%, 4/01/37
4/27 at 100.00 1,050,696
Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018
:
1,300 (d) 5.125%, 7/01/39 7/28 at 100.00 1,315,645
2,200 (d) 5.250%, 7/01/48 7/28 at 100.00 2,224,741
1,854 Prince George's County, Maryland, Special Tax District Bonds, Victoria
Falls Project, Series 2005, 5.250%, 7/01/35
9/24 at 100.00 1,863,139
795 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Refunding Series 2017A-2, 5.000%,
11/01/31
11/24 at 103.00 803,725
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1
:
1,070 5.000%, 11/01/28 11/24 at 103.00 1,082,708
1,000 5.000%, 11/01/37 11/24 at 103.00 1,004,983
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B
:
500 5.000%, 11/01/42 11/24 at 103.00 488,841
1,000 5.000%, 11/01/47 11/24 at 103.00 943,514
Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B
:

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
$ 1,000 (e) 5.000%, 1/01/29, (ETM) No Opt. Call $ 1,081,743
500 (e) 5.000%, 1/01/32, (Pre-refunded 1/01/29) 1/29 at 100.00 540,871
TOTAL MARYLAND 204,244,281
MASSACHUSETTS - 0.7% (0.4% of Total Investments)
5,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51
7/31 at 100.00 4,890,280
540 (d),(f) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37
9/24 at 100.00 54
677 (f) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2010, 0.000%, 10/15/37
9/24 at 100.00 68
825 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 825,794
3,200 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 3,083,105
1,500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 4.000%, 7/01/41
7/26 at 100.00 1,372,178
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015
:
1,145 5.000%, 9/01/40 9/25 at 100.00 1,151,643
1,280 5.000%, 9/01/45 9/25 at 100.00 1,283,798
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2013B,
4.500%, 6/01/56
8/24 at 100.00 1,974,446
1,600 (c) Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Sustainability Series 2024A1, 4.900%, 12/01/59, (UB)
6/33 at 100.00 1,637,191
4,485 (c) Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2024-234, 4.700%, 12/01/49, (UB)
6/33 at 100.00 4,506,485
TOTAL MASSACHUSETTS 20,725,042
MICHIGAN - 3.3% (2.0% of Total Investments)
Eastern Michigan University, General Revenue Bonds, Series 2018A
:
960 4.000%, 3/01/44 - AGM Insured 3/28 at 100.00 943,623
40 (e) 4.000%, 3/01/44, (Pre-refunded 3/01/28) - AGM Insured 3/28 at 100.00 41,457
4,180 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series 2023,
5.000%, 5/01/53
5/33 at 100.00 4,433,134
2,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 2,102,115
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020
:
10,125 4.000%, 11/01/55 11/30 at 100.00 9,429,742
10,000 4.000%, 11/01/55 11/30 at 100.00 9,265,359
5,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 4,708,470
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Fixed Rate Series 2022A-MI, 4.000%, 12/01/47
12/31 at 100.00 2,890,153
4,500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 4,297,727
4,435 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 4,640,304

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 5,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 $ 4,698,289
2,450 (c) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2024A, 4.650%, 12/01/49, (UB)
6/33 at 100.00 2,465,306
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/34
10/25 at 100.00 10,184,986
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 983,227
8,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 7,916,010
6,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023, 5.500%, 11/15/49
11/33 at 100.00 6,816,719
7,500 (c) Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50, (UB)
5/30 at 100.00 7,860,764
5,000 Troy School District, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/47
5/33 at 100.00 5,417,152
11,225 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 11,829,699
1,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 1,210,517
TOTAL MICHIGAN 102,134,753
MINNESOTA - 2.8% (1.7% of Total Investments)
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 294,919
750 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
9/24 at 102.00 679,706
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A, 4.000%, 7/01/37
7/25 at 100.00 484,755
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
6,905 5.000%, 2/15/48 2/28 at 100.00 7,037,686
11,925 (c) 5.000%, 2/15/53, (UB) 2/28 at 100.00 12,111,133
1,925 5.250%, 2/15/53 2/28 at 100.00 1,975,686
1,125 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 4.125%, 2/01/52
2/31 at 100.00 1,112,024
725 Hawley Independent School District 150, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 4.000%, 2/01/43
2/30 at 100.00 731,080
500 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41
6/29 at 102.00 408,744
2,010 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 2,013,997
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B
:
1,000 5.000%, 1/01/31, (AMT) 7/29 at 100.00 1,058,282
1,300 5.000%, 1/01/38, (AMT) 7/29 at 100.00 1,360,540
3,420 5.000%, 1/01/44, (AMT) 7/29 at 100.00 3,525,479
4,000 5.000%, 1/01/49, (AMT) 7/29 at 100.00 4,097,783

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 2,295 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 $ 2,367,990
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D
:
470 5.000%, 1/01/32, (AMT) 1/27 at 100.00 481,557
450 5.000%, 1/01/35, (AMT) 1/27 at 100.00 460,412
580 5.000%, 1/01/37, (AMT) 1/27 at 100.00 592,312
750 5.000%, 1/01/41, (AMT) 1/27 at 100.00 763,755
2,745 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%, 1/01/47,
(AMT)
1/32 at 100.00 2,931,233
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017
:
1,300 3.750%, 3/01/38 3/27 at 100.00 1,268,398
1,460 4.000%, 3/01/41 3/27 at 100.00 1,462,107
2,150 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 2,076,073
270 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/36
8/31 at 100.00 242,291
190 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/36
8/31 at 100.00 170,501
2,910 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/41
8/32 at 100.00 3,209,480
5,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 5,376,367
2,380 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/44
2/32 at 100.00 2,373,994
2,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 2,074,352
1,520 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/50
12/24 at 100.00 1,488,002
1,395 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 5.000%, 12/01/39
12/29 at 100.00 1,408,632
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A
:
2,625 5.000%, 9/01/40 9/30 at 100.00 2,660,598
1,250 5.000%, 9/01/43 9/30 at 100.00 1,262,347
780 5.000%, 9/01/55 9/30 at 100.00 770,265
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A
:
2,205 5.500%, 9/01/36 9/26 at 100.00 2,255,338
2,500 5.750%, 9/01/46 9/26 at 100.00 2,541,978
2,500 6.000%, 9/01/51 9/26 at 100.00 2,548,261
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
9/24 at 100.00 481,661
Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 1,745 5.000%, 5/01/33 9/24 at 100.00 $ 1,691,958
1,000 5.125%, 5/01/48 9/24 at 100.00 868,297
2,245 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47
11/27 at 100.00 2,276,327
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 806,025
750 (e) St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29, (Pre-
refunded 11/15/25)
11/25 at 100.00 767,192
2,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/54
9/24 at 102.00 2,008,677
TOTAL MINNESOTA 86,578,194
MISSISSIPPI - 0.8% (0.5% of Total Investments)
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
1,500 5.000%, 9/01/36 9/26 at 100.00 1,524,155
6,000 5.000%, 9/01/41 9/26 at 100.00 6,066,825
15,500 5.000%, 9/01/46 9/26 at 100.00 15,611,617
TOTAL MISSISSIPPI 23,202,597
MISSOURI - 4.9% (2.9% of Total Investments)
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/28
8/26 at 100.00 931,396
2,010 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
3.625%, 5/01/30
5/25 at 100.00 1,987,651
500 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 499,421
1,945 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 4.000%, 3/01/42
3/31 at 100.00 1,956,474
5,640 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 5,815,089
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B
:
2,965 5.000%, 3/01/39, (AMT) 3/29 at 100.00 3,070,509
13,250 5.000%, 3/01/46, (AMT) 3/29 at 100.00 13,614,225
11,950 5.000%, 3/01/54, (AMT) 3/29 at 100.00 12,166,648
400 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46
4/26 at 100.00 365,908
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1
:
7,000 0.000%, 4/15/27 - AMBAC Insured No Opt. Call 6,384,031
5,000 0.000%, 4/15/28 - AMBAC Insured No Opt. Call 4,398,431
5,000 0.000%, 4/15/29 - AMBAC Insured No Opt. Call 4,236,177
6,185 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 6,072,584
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 879,721

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/34
5/26 at 100.00 $ 1,025,417
11,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 10,683,144
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A
:
1,045 5.000%, 11/15/44 9/24 at 100.00 1,045,471
11,090 5.000%, 11/15/48 9/24 at 100.00 11,092,780
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C
:
3,000 5.000%, 11/15/42 11/27 at 100.00 3,080,568
6,265 5.000%, 11/15/47 11/27 at 100.00 6,376,035
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 9,640,631
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A
:
1,800 4.000%, 2/15/44 2/29 at 100.00 1,772,401
7,815 4.000%, 2/15/49 2/29 at 100.00 7,557,420
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2018A
:
2,000 4.000%, 6/01/48 6/28 at 100.00 1,908,650
3,500 5.000%, 6/01/48 6/28 at 100.00 3,577,683
7,925 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 7,970,444
4,370 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 4,395,058
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2017A
:
725 4.000%, 10/01/36 4/27 at 100.00 735,328
3,510 5.000%, 10/01/47 4/27 at 100.00 3,601,996
6,460 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Home Ownership Loan Program Series 2024C,
4.650%, 11/01/49
5/33 at 100.00 6,500,234
1,190 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2024A,
4.700%, 11/01/54
5/33 at 100.00 1,193,624
Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018
:
1,330 5.000%, 12/01/37 6/27 at 100.00 1,383,238
1,140 5.000%, 12/01/38 6/27 at 100.00 1,182,281
375 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/24 at 100.00 375,327
1,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.125%, 9/01/48
9/25 at 103.00 987,016
TOTAL MISSOURI 148,463,011
MONTANA - 0.4% (0.3% of Total Investments)
2,090 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 2,122,167
3,315 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 3,406,247

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MONTANA (continued)
$ 6,830 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 $ 7,466,115
TOTAL MONTANA 12,994,529
NEBRASKA - 0.1% (0.1% of Total Investments)
1,625 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A,
4.000%, 11/15/40
11/30 at 100.00 1,604,924
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015
:
1,635 4.125%, 11/01/36 11/25 at 100.00 1,626,537
1,000 5.000%, 11/01/45 11/25 at 100.00 1,007,641
TOTAL NEBRASKA 4,239,102
NEVADA - 1.1% (0.6% of Total Investments)
Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B
:
8,835 5.000%, 7/01/43 7/28 at 100.00 9,215,702
7,500 4.000%, 7/01/49 7/28 at 100.00 7,103,111
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015
:
9,000 5.000%, 6/01/32 12/24 at 100.00 9,051,761
5,000 5.000%, 6/01/39 12/24 at 100.00 5,016,911
2,400 Nevada System of Higher Education, Community College Revenue Bonds,
Series 2017, 4.000%, 7/01/41
7/27 at 100.00 2,402,787
TOTAL NEVADA 32,790,272
NEW HAMPSHIRE - 0.4% (0.3% of Total Investments)
3,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32
9/24 at 100.00 3,427,121
4,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/35
2/28 at 100.00 4,172,771
5,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%,
8/01/59 - AGM Insured
No Opt. Call 5,450,996
TOTAL NEW HAMPSHIRE 13,050,888
NEW JERSEY - 5.3% (3.2% of Total Investments)
5,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/40
11/29 at 100.00 5,301,011
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013
:
1,965 5.000%, 1/01/31 - AGM Insured, (AMT) 9/24 at 100.00 1,967,340
1,865 5.125%, 1/01/39 - AGM Insured, (AMT) 9/24 at 100.00 1,866,830
1,585 5.125%, 7/01/42 - AGM Insured, (AMT) 9/24 at 100.00 1,586,328
6,030 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 6,171,484
2,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 2,124,761
6,770 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 7,274,705

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 2,410 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 $ 2,332,469
5,275 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 5,168,141
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
:
2,020 5.000%, 6/15/28 6/26 at 100.00 2,084,832
3,340 5.000%, 6/15/29 6/26 at 100.00 3,442,096
8,155 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 8,235,336
4,890 (c) New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB, 5.250%, 6/15/50, (UB)
12/33 at 100.00 5,361,630
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call 922,246
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
21,120 0.000%, 12/15/28 - AMBAC Insured No Opt. Call 18,155,214
10,000 0.000%, 12/15/32 - AGM Insured No Opt. Call 7,385,339
20,000 0.000%, 12/15/33 - AGM Insured No Opt. Call 14,367,956
25,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call 16,395,965
30,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call 18,746,325
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/32
No Opt. Call 1,477,068
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
1,690 5.250%, 6/15/33 6/25 at 100.00 1,713,539
2,840 5.000%, 6/15/45 6/25 at 100.00 2,859,746
2,800 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/36
12/28 at 100.00 2,968,320
2,460 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 2,515,388
5,250 (c) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB)
1/33 at 100.00 5,772,214
7,810 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 8,210,336
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
3,215 5.000%, 6/01/36 6/28 at 100.00 3,365,278
1,405 5.000%, 6/01/46 6/28 at 100.00 1,438,338
1,200 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 1,206,982
TOTAL NEW JERSEY 160,417,217
NEW MEXICO - 0.4% (0.2% of Total Investments)
3,370 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46
11/27 at 100.00 3,453,796
7,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A, 4.000%, 8/01/48
8/29 at 100.00 6,595,059
2,195 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call 2,283,174
TOTAL NEW MEXICO 12,332,029

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK - 11.5% (6.9% of Total Investments)
$ 6,600 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/44
No Opt. Call $ 2,652,786
490 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 483,180
4,000 (c) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52, (UB)
5/32 at 100.00 3,978,060
Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A
:
1,680 4.125%, 5/01/42 5/25 at 100.00 1,664,356
3,195 5.000%, 5/01/43 5/25 at 100.00 3,204,794
600 (d) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/34
6/27 at 100.00 593,650
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 3,252,413
4,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 4,290,353
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 19,576,790
3,760 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 5.000%, 3/15/44
3/27 at 100.00 3,870,818
5,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 5,812,116
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A
:
1,155 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 1,147,889
3,000 5.000%, 9/01/39 9/24 at 100.00 3,002,923
860 5.000%, 9/01/44 9/24 at 100.00 860,801
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 5,315,759
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Refunding Series 2012A, 0.000%, 11/15/32
No Opt. Call 7,444,358
9,220 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Refunding Series 2024A, 4.000%, 11/15/48 - BAM Insured
5/34 at 100.00 8,973,354
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 1,984,045
8,715 (c) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2024A, 4.000%, 4/01/54, (UB)
4/34 at 100.00 8,605,514
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
500 (f) 2.300%, 10/01/37 9/24 at 100.00 320,000
1,000 (f) 2.350%, 10/01/46 9/24 at 100.00 640,000
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 4,986,986
6,140 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54
12/33 at 100.00 6,787,109

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 $ 2,043,870
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
8/28 at 100.00 5,265,737
20,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%, 11/01/42
5/29 at 100.00 19,982,406
9,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45
8/31 at 100.00 9,406,755
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/47
2/32 at 100.00 5,397,104
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 2,115,661
2,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/43
3/31 at 100.00 2,167,648
3,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 3,222,079
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%,
11/15/45
11/25 at 100.00 2,015,221
55 New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through
Bonds, Series 2000B, 6.500%, 6/01/35
9/24 at 100.00 55,043
840 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 862,835
26,670 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 26,696,723
7,210 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 4.000%, 3/15/55
3/31 at 100.00 6,930,752
5,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Green Series 2023A, 5.000%,
3/15/63
9/33 at 100.00 5,392,170
New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C
:
13,370 5.000%, 3/15/47 9/30 at 100.00 14,271,404
4,120 5.000%, 3/15/50 9/30 at 100.00 4,381,516
2,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/46
9/32 at 100.00 2,180,680
19,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Series 2021A, 4.000%, 3/15/47
9/31 at 100.00 18,656,248
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
14,390 5.000%, 7/01/46, (AMT) 9/24 at 100.00 14,386,501
28,800 5.250%, 1/01/50, (AMT) 9/24 at 100.00 28,799,084
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016
:
75 5.000%, 8/01/26, (AMT) 8/24 at 100.00 75,035
5,940 5.000%, 8/01/31, (AMT) 8/24 at 100.00 5,941,317
3,105 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 3,294,887

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024
:
$ 10,060 (c) 5.000%, 6/30/54 - AGM Insured, (AMT), (UB) 6/33 at 100.00 $ 10,450,875
8,305 5.250%, 6/30/60 - AGM Insured, (AMT) 6/33 at 100.00 8,772,717
6,000 5.500%, 6/30/60, (AMT) 6/33 at 100.00 6,388,147
2,790 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.000%, 6/30/49 - AGM Insured, (AMT)
6/31 at 100.00 2,890,404
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/39, (AMT)
12/32 at 100.00 3,191,244
3,050 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/33, (AMT)
1/28 at 100.00 3,146,197
1,100 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,241,965
10,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Taxable Two Hundred Forty First Series 2023, 5.000%, 7/15/53
7/33 at 100.00 10,874,930
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventeen Series 2019, 5.000%, 11/01/44
11/29 at 100.00 5,340,114
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
2,835 5.000%, 1/01/29, (AMT) 1/26 at 100.00 2,186,647
2,700 5.000%, 1/01/34, (AMT) 1/26 at 100.00 2,057,329
6,110 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/64
5/34 at 100.00 6,709,594
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006
:
1,250 5.000%, 6/01/45 6/27 at 100.00 1,127,071
2,850 5.000%, 6/01/48 6/27 at 100.00 2,533,755
820 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 5.750%, 11/01/48 - AGM Insured
11/33 at 100.00 919,060
TOTAL NEW YORK 350,818,779
NORTH CAROLINA - 1.4% (0.8% of Total Investments)
2,500 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.500%, 7/01/47 - AGM Insured,
(AMT)
7/32 at 100.00 2,738,689
7,555 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 7,565,608
4,160 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Series 54-A, 4.700%, 7/01/50
1/33 at 100.00 4,198,332
11,145 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 10,620,479
1,570 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016,
5.000%, 10/01/31
10/24 at 102.00 1,588,200
1,655 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Deerfield Episcopal Retirement Community, Refunding First
Mortgage Series 2016, 5.000%, 11/01/37
11/26 at 100.00 1,685,716

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH CAROLINA (continued)
$ 500 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/32
1/26 at 100.00 $ 510,110
11,480 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 11,925,936
1,100 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 1,102,514
TOTAL NORTH CAROLINA 41,935,584
NORTH DAKOTA - 0.2% (0.1% of Total Investments)
5,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 4.000%, 12/01/47
12/27 at 100.00 4,317,959
520 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A, 5.000%, 12/01/53 - AGM
Insured
12/33 at 100.00 541,372
700 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 680,495
1,350 (c) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.750%, 1/01/52, (UB)
7/33 at 100.00 1,372,927
TOTAL NORTH DAKOTA 6,912,753
OHIO - 3.8% (2.3% of Total Investments)
6,250 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 6,338,022
6,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/36
2/28 at 100.00 6,051,372
22,740 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,139,336
790 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 736,958
5,975 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 5,541,576
Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017
:
3,960 4.000%, 11/15/34 11/27 at 100.00 3,763,263
3,000 4.000%, 11/15/35 11/27 at 100.00 2,830,306
2,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017, 5.000%,
12/01/47
12/27 at 100.00 2,025,861
2,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 2,009,003
1,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 1,022,930
4,795 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
9/24 at 100.00 4,342,843
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 5,134,320

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 3,780 (d) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 $ 3,848,268
8,360 (e) Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital
System, Inc., Refunding Series 2015, 5.000%, 8/15/45, (Pre-refunded
8/15/25)
8/25 at 100.00 8,527,161
2,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/33
9/24 at 100.00 2,000,006
5,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,727,583
4,200 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 4,091,490
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 1,053,995
4,350 Ohio Higher Educational Facility Commission, Revenue Bonds, University
of Dayton, Series 2015A, 5.000%, 12/01/44
6/25 at 100.00 4,382,738
3,710 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 4,310,042
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A
:
3,375 4.000%, 2/15/38 2/28 at 100.00 3,420,522
16,325 5.000%, 2/15/43 2/28 at 100.00 16,990,931
5,450 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 5,744,271
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,627,361
3,770 Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT First Subordinate Development Revenue
Bonds, Refunding Series 2024B, 4.250%, 12/01/48 - AGM Insured
6/34 at 100.00 3,721,876
6,000 West Holmes Local School District, Ohio, Certificates of Participation,
Series 2023, 5.250%, 12/01/53 - BAM Insured
12/31 at 100.00 6,452,654
TOTAL OHIO 115,834,688
OKLAHOMA - 0.4% (0.2% of Total Investments)
1,700 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 1,749,070
1,800 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 1,880,433
6,815 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017C, 5.000%, 1/01/47
1/27 at 100.00 6,991,664
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/37
11/25 at 102.00 1,017,421
TOTAL OKLAHOMA 11,638,588
OREGON - 2.6% (1.6% of Total Investments)
1,500 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024, 5.250%, 8/01/54
2/34 at 100.00 1,593,787

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OREGON (continued)
$ 2,435 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 $ 2,544,063
725 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 701,854
4,875 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48
1/26 at 100.00 4,902,763
3,180 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 3,205,989
2,410 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2022A, 5.000%, 6/01/52
6/32 at 100.00 2,535,320
1,500 Oregon Health and Science University, Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/39
7/26 at 100.00 1,535,402
4,250 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/53, (AMT)
7/33 at 100.00 4,632,106
10,645 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B, 5.000%, 7/01/47, (AMT)
1/27 at 100.00 10,770,965
15,440 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 15,613,749
30,870 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 4.000%, 5/15/49
5/29 at 100.00 29,425,241
2,000 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 2,077,119
TOTAL OREGON 79,538,358
PENNSYLVANIA - 6.6% (4.0% of Total Investments)
13,000 (c) Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT),
(UB)
1/31 at 100.00 13,426,856
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2020B
:
1,000 4.000%, 6/01/45 12/30 at 100.00 990,446
1,765 4.000%, 6/01/50 12/30 at 100.00 1,691,972
3,800 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 4,004,766
345 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 367,835
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
:
3,500 5.000%, 7/01/37 7/27 at 100.00 3,676,530
8,385 5.000%, 7/01/42 7/27 at 100.00 8,710,845
16,515 (c) Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51, (UB)
11/29 at 100.00 17,043,424
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Capital Appreciation Series 2013B
:
5,400 0.000%, 12/01/33 No Opt. Call 3,707,458
11,000 0.000%, 12/01/38 No Opt. Call 5,898,555
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A
:
2,400 5.000%, 9/01/35 9/28 at 100.00 2,514,488
5,410 (c) 5.000%, 9/01/48, (UB) 9/28 at 100.00 5,530,968

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 7,395 (c) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
5.000%, 5/01/57, (UB)
5/32 at 100.00 $ 7,665,295
5,755 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
5.000%, 5/01/57
5/32 at 100.00 5,965,351
3,430 (e) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 3,464,629
235 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 235,439
1,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding
Series 2009C, 5.250%, 12/01/37, (Mandatory Put 6/01/27)
6/26 at 100.00 1,016,492
7,730 (c) Pennsylvania Economic Development Financing Authority, Pennsylvania,
Revenue Bonds, Villanova University Project, Series 2024, 4.000%,
8/01/54, (UB)
8/34 at 100.00 7,536,696
2,000 (d) Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Green Series 2019A, 3.250%,
8/01/39, (AMT)
9/24 at 100.00 1,619,011
9,575 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
8/29 at 100.00 9,358,264
12,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A, 4.600%, 10/01/49, (UB)
10/32 at 100.00 12,031,565
16,750 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 18,265,262
4,210 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 4,264,151
7,235 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/51
6/31 at 100.00 7,711,250
3,635 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/52
12/32 at 100.00 3,961,392
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Lien Series 2014A-1, 5.000%, 12/01/38
12/24 at 100.00 2,006,897
14,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 15,302,627
6,890 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 6,971,768
7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 7,354,429
7,400 (c) Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 7,508,640
10,000 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 - BAM Insured
8/25 at 100.00 10,149,609
TOTAL PENNSYLVANIA 199,952,910
PUERTO RICO - 2.5% (1.5% of Total Investments)
2,420 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
9/24 at 100.00 2,433,818
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
90 0.000%, 7/01/27 No Opt. Call 80,665

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 88 0.000%, 7/01/29 7/28 at 98.64 $ 73,233
114 0.000%, 7/01/31 7/28 at 91.88 87,475
128 0.000%, 7/01/33 7/28 at 86.06 90,310
1,093 4.500%, 7/01/34 7/25 at 100.00 1,094,811
21,208 0.000%, 7/01/51 7/28 at 30.01 5,162,070
16,965 4.750%, 7/01/53 7/28 at 100.00 16,895,576
41,350 5.000%, 7/01/58 7/28 at 100.00 41,567,137
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
3,875 4.329%, 7/01/40 7/28 at 100.00 3,854,151
3,291 4.329%, 7/01/40 7/28 at 100.00 3,273,293
20 4.536%, 7/01/53 7/28 at 100.00 19,251
2,000 4.784%, 7/01/58 7/28 at 100.00 1,987,953
TOTAL PUERTO RICO 76,619,743
RHODE ISLAND - 0.3% (0.2% of Total Investments)
3,320 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016, 5.000%, 5/15/39
5/26 at 100.00 3,360,032
30,175 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/24 at 19.34 5,726,261
TOTAL RHODE ISLAND 9,086,293
SOUTH CAROLINA - 5.6% (3.4% of Total Investments)
1,500 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/37
9/24 at 100.00 1,500,143
7,500 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/41
5/26 at 100.00 7,588,128
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2
:
21,565 0.000%, 1/01/30 - AMBAC Insured No Opt. Call 17,351,936
1,250 0.000%, 1/01/31 - AGC Insured No Opt. Call 968,744
6,000 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2016, 5.000%, 1/01/41
1/26 at 100.00 6,082,258
625 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 5.000%, 4/01/49
4/26 at 103.00 625,730
1,640 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Furman University, Refunding Series 2015,
5.000%, 10/01/45
10/25 at 100.00 1,658,461
South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, Novant Health Group, Series 2024A
:
20,000 4.500%, 11/01/54 5/34 at 100.00 20,083,022
2,100 5.500%, 11/01/54 5/34 at 100.00 2,350,988
10,060 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 5.000%, 12/01/46
6/30 at 100.00 10,553,299
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018
:
1,000 5.000%, 11/01/43 5/28 at 100.00 1,031,644
2,500 4.000%, 11/01/48 5/28 at 100.00 2,389,639
13,220 5.000%, 11/01/48 5/28 at 100.00 13,514,905
9,135 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 9,155,340
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SOUTH CAROLINA (continued)
$ 9,750 5.000%, 12/01/46 12/26 at 100.00 $ 9,868,872
9,000 5.000%, 12/01/56 12/26 at 100.00 9,059,171
2,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 2,340,365
11,922 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/43
6/32 at 100.00 11,763,484
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A
:
8,615 5.000%, 12/01/49 10/24 at 100.00 8,650,805
3,455 5.500%, 12/01/54 10/24 at 100.00 3,473,233
South Carolina State Ports Authority, Revenue Bonds, Series 2015
:
4,140 (e) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 4,210,292
860 (e) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 874,602
South Carolina State Ports Authority, Revenue Bonds, Series 2018
:
2,100 5.000%, 7/01/48, (AMT) 7/28 at 100.00 2,142,367
2,750 5.000%, 7/01/55, (AMT) 7/28 at 100.00 2,792,229
South Carolina State Ports Authority, Revenue Bonds, Series 2019B
:
10,000 5.000%, 7/01/44, (AMT) 7/29 at 100.00 10,335,279
10,365 (c) 5.000%, 7/01/54, (AMT), (UB) 7/29 at 100.00 10,560,581
TOTAL SOUTH CAROLINA 170,925,517
SOUTH DAKOTA - 0.6% (0.4% of Total Investments)
3,750 Clay County, South Dakota, General Obligation Bonds, Series 2023,
5.000%, 12/01/44
12/31 at 100.00 4,021,686
5,915 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 6,107,888
3,500 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 3,505,038
5,165 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 5,215,121
TOTAL SOUTH DAKOTA 18,849,733
TENNESSEE - 2.0% (1.2% of Total Investments)
6,400 Cleveland Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Hamilton Health Care System, Inc. Project, Series 2024A, 5.250%,
8/15/54
8/34 at 100.00 6,914,977
9,000 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 9,385,474
17,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A,
5.000%, 1/01/42
1/27 at 100.00 17,262,847
1,350 Knox County Health, Educational, and Housing Facilities Board, Revenue
Bonds, Provident Group - UTK Properties LLC - University of Tennessee
Project, Student Housing Series 2024A-1, 5.500%, 7/01/54 - BAM Insured
7/33 at 100.00 1,476,594
6,000 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.250%, 7/01/48 - AGM Insured
1/34 at 100.00 6,587,347
3,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/48
5/33 at 100.00 3,241,354
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
4,500 (c) 5.250%, 7/01/47, (AMT), (UB) 7/32 at 100.00 4,822,717
2,000 (c) 5.500%, 7/01/52, (AMT), (UB) 7/32 at 100.00 2,167,056

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
$ 3,505 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/30 at 100.00 $ 3,624,407
2,005 (c) Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A, 4.700%, 7/01/49, (UB)
1/33 at 100.00 2,020,152
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/26
No Opt. Call 4,091,072
TOTAL TENNESSEE 61,593,997
TEXAS - 15.7% (9.5% of Total Investments)
1,975 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39
2/26 at 100.00 2,017,238
Austin, Texas, Airport System Revenue Bonds, Series 2019B
:
16,615 5.000%, 11/15/44, (AMT) 11/29 at 100.00 17,201,369
17,300 (c) 5.000%, 11/15/48, (AMT), (UB) 11/29 at 100.00 17,782,149
Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A
:
3,000 5.000%, 11/15/38 11/25 at 100.00 3,044,703
13,705 (c) 5.000%, 11/15/45, (UB) 11/25 at 100.00 13,857,510
1,450 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 1,487,649
4,390 Bastrop Independent School District, Bastrop County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/53
2/33 at 100.00 4,735,412
2,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015,
5.000%, 9/01/31
9/25 at 100.00 2,040,544
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2010
:
2,945 0.000%, 1/01/36 No Opt. Call 1,868,189
2,205 0.000%, 1/01/37 No Opt. Call 1,324,496
2,160 0.000%, 1/01/38 No Opt. Call 1,235,416
1,000 0.000%, 1/01/40 No Opt. Call 507,985
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
2,600 (e) 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 2,648,494
3,035 (e) 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 3,091,607
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A
:
1,000 4.350%, 12/01/42 9/24 at 100.00 953,958
1,000 4.400%, 12/01/47 9/24 at 100.00 920,922
2,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 2,134,802
1,680 (e) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/48, (Pre-refunded 12/01/25)
12/25 at 100.00 1,726,126
5,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding
Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 5,103,292
200 (e) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 200,307
5,000 Deer Park Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 5,459,957
5,185 (c) Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 5,592,880
1,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Refunding Series 2013, 5.000%, 8/15/33
9/24 at 100.00 1,000,372

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 8,120 Fredericksburg Independent School District, Gillespie, Blanco, and
Kendall Counties, Texas, School Building Series 2022, 5.000%, 2/15/47
2/32 at 100.00 $ 8,777,614
7,375 (c) Godley Independent School District, Texas, General Obligation Bonds,
School Building Series 2022, 5.000%, 2/15/54, (UB)
2/32 at 100.00 7,862,004
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C
:
8,500 4.000%, 10/01/49 4/30 at 100.00 8,057,902
1,000 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 962,824
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48
4/28 at 100.00 5,496,435
4,960 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
9/24 at 100.00 4,961,168
5,000 (c) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 5.000%, 7/01/52, (UB)
7/32 at 100.00 5,251,560
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015
:
1,895 4.000%, 12/01/45 6/25 at 100.00 1,785,158
4,850 5.000%, 12/01/45 6/25 at 100.00 4,884,517
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A
:
1,330 5.000%, 6/01/28 9/24 at 100.00 1,329,987
3,000 5.000%, 6/01/38 9/24 at 100.00 2,792,504
5,000 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement, Green Series 2023A, 4.000%, 9/15/48
9/33 at 100.00 4,911,661
5,150 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2016A, 5.000%, 8/15/41
8/26 at 100.00 5,270,998
5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 4,796,280
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A
:
510 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 231,485
1,020 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 439,612
1,255 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 513,259
3,305 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 1,283,752
4,460 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 1,638,462
6,500 0.000%, 11/15/47 - AGM Insured 11/31 at 46.45 2,148,090
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
495 0.000%, 11/15/24 - NPFG Insured No Opt. Call 489,530
105 (e) 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call 103,880
4,390 0.000%, 11/15/29 - NPFG Insured No Opt. Call 3,550,723
50 (e) 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call 41,355
625 0.000%, 11/15/30 - NPFG Insured No Opt. Call 483,873
105 (e) 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call 83,736
7,570 0.000%, 11/15/31 - NPFG Insured No Opt. Call 5,603,216
210 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 145,544
260 0.000%, 11/15/33 11/31 at 88.44 168,749
2,045 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 1,244,499
1,130 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 601,618
4,370 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 2,032,962
2,260 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 976,741

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C
:
$ 600 5.000%, 11/15/33 11/24 at 100.00 $ 601,138
400 5.000%, 11/15/34 11/24 at 100.00 400,573
3,440 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 1,329,690
1,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 583,165
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/53 - AGM Insured, (AMT)
7/33 at 100.00 5,342,383
5,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call 5,135,485
380 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
9/24 at 100.00 380,099
1,885 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27,
(AMT)
No Opt. Call 1,922,443
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call 1,020,191
1,015 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/34
9/24 at 100.00 1,016,153
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
3,250 0.000%, 9/01/25 - AMBAC Insured No Opt. Call 3,130,603
4,130 0.000%, 9/01/26 - AMBAC Insured No Opt. Call 3,839,099
3,130 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 2,486,463
12,030 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 9,164,755
1,470 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 1,072,323
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A
:
8,000 4.000%, 8/15/37 8/25 at 100.00 8,009,595
2,275 5.000%, 8/15/40 8/25 at 100.00 2,305,124
1,750 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/35, (AMT)
11/25 at 100.00 1,769,179
4,660 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2020A, 5.000%, 5/15/50
5/30 at 100.00 4,901,525
9,180 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call 9,488,084
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,000 5.750%, 12/01/33 12/25 at 100.00 1,007,812
3,000 6.125%, 12/01/38 12/25 at 100.00 3,027,143
3,470 Midland, Texas, General Obligation Bonds, Refunding Series 2022B,
5.000%, 3/01/47
3/32 at 100.00 3,738,733
2,835 (d) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
8/24 at 103.00 2,832,265

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 4,735 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
8/24 at 100.00 $ 4,735,268
245 (e) North Central Texas Health Facilities Development Corporation, Hospital
Revenue Bonds, Presbyterian Healthcare System, Series 1996A, 5.750%,
6/01/26 - NPFG Insured, (ETM)
7/21 at 100.00 252,663
3,860 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33
9/24 at 100.00 3,864,060
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
4,030 (e) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 4,914,283
8,470 (e) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 10,375,400
7,000 (e) North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 7,095,171
2,500 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call 1,654,864
North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A
:
13,355 5.000%, 1/01/33 1/25 at 100.00 13,425,058
1,000 5.000%, 1/01/35 1/25 at 100.00 1,004,755
2,500 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2024A, 5.125%, 1/01/44, (AMT)
1/32 at 104.00 2,517,531
1,425 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Series 2010E, 0.000%, 10/01/35
No Opt. Call 975,643
205 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
9/24 at 100.00 204,984
2,500 San Antonio, Texas, Airport System Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/27, (AMT)
9/24 at 100.00 2,502,789
7,950 (c) San Antonio, Texas, Water System Revenue Bonds, Junior Lien Series
2022B, 5.250%, 5/15/52, (UB)
5/32 at 100.00 8,635,561
5,000 Splendora Independent School District, Montgomery County, Texas,
General Obligation Bonds, School Building Series 2024, 5.000%, 2/15/54
2/33 at 100.00 5,397,514
1,925 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 2,024,341
7,500 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/40
8/32 at 100.00 8,318,536
5,675 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 5,472,935
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.500%, 11/15/47
11/32 at 100.00 2,423,907
3,195 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 2,949,855
2,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 2,045,046
1,575 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call 1,624,627

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 8,330 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 $ 9,079,324
20,735 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 20,876,015
15,985 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 16,091,516
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B
:
8,335 0.000%, 8/15/36 11/24 at 60.16 4,971,403
10,960 5.000%, 8/15/37 11/24 at 100.00 11,010,544
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:
2,100 5.000%, 8/15/33 11/24 at 100.00 2,109,685
15,750 5.000%, 8/15/42 11/24 at 100.00 15,822,634
1,875 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 1,913,858
Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A
:
21,170 0.000%, 8/15/24 - AMBAC Insured No Opt. Call 21,140,665
3,830 (e) 0.000%, 8/15/24 - AMBAC Insured, (ETM) No Opt. Call 3,825,168
10,000 (c) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB)
10/27 at 100.00 10,007,469
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 2,391,816
2,490 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2018,
5.000%, 9/01/40
9/25 at 100.00 2,497,389
145 Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA
Mortgage-Backed Securities Program Single Family Mortgage Revenue
Bonds, Series 1994, 6.950%, 10/01/27, (AMT)
9/24 at 100.00 145,375
780 (e) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/50,
(Pre-refunded 8/15/25)
8/25 at 35.55 267,530
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
:
8,000 0.000%, 8/15/45 8/25 at 44.15 3,033,989
1,000 (e) 0.000%, 8/15/45, (Pre-refunded 8/15/25) 8/25 at 44.15 425,956
4,370 0.000%, 8/15/50 8/25 at 35.55 1,262,320
1,850 (e) 0.000%, 8/15/50, (Pre-refunded 8/15/25) 8/25 at 35.55 634,527
TOTAL TEXAS 479,283,072
UTAH - 1.7% (1.1% of Total Investments)
15,000 (c) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT), (UB)
7/27 at 100.00 15,305,916
11,750 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 12,043,193
15,665 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 16,389,488
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,645 5.250%, 7/01/53, (AMT) 7/33 at 100.00 1,757,644

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH (continued)
$ 4,250 5.500%, 7/01/53, (AMT) 7/33 at 100.00 $ 4,641,987
3,180 (d) Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 2,995,233
TOTAL UTAH 53,133,461
VIRGIN ISLANDS - 0.3% (0.2% of Total Investments)
3,825 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 4,051,882
1,800 (d) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33
9/25 at 100.00 1,814,292
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/27 - FGIC Insured
9/24 at 100.00 2,023,519
2,240 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured
10/24 at 100.00 2,245,662
TOTAL VIRGIN ISLANDS 10,135,355
VIRGINIA - 2.3% (1.4% of Total Investments)
285 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
9/24 at 100.00 281,832
1,435 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/45
7/30 at 100.00 1,385,527
515 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 534,726
1,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar
Ridge Project, Series 2007, 4.850%, 10/01/48, (AMT)
9/24 at 100.00 1,001,978
11,555 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 11,278,414
350 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 386,435
2,300 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/47
1/32 at 100.00 2,208,904
6,250 Northern Virginia Transportation Commission, Transportation District
Special Obligation Revenue Bonds, Transforming Rail In Virginia Program,
Green Series 2022, 5.000%, 6/01/47
6/32 at 100.00 6,807,819
6,115 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/24 at 100.00 5,842,090
1,500 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 1,725,802
1,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I, 4.550%, 10/01/49
4/33 at 100.00 995,274
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
10,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 10,129,284
16,605 5.000%, 12/31/56, (AMT) 6/27 at 100.00 16,797,080

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA (continued)
$ 9,625 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%, 12/31/47,
(AMT)
12/32 at 100.00 $ 10,029,792
TOTAL VIRGINIA 69,404,957
WASHINGTON - 3.1% (1.9% of Total Investments)
2,375 (e) Grant County Public Utility District 2, Washington, Revenue Bonds, Priest
Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41,
(Pre-refunded 1/01/26)
1/26 at 100.00 2,443,374
8,840 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 8,445,308
2,270 Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%,
12/01/46
6/26 at 100.00 2,308,703
15,220 (c) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/43, (AMT), (UB)
5/27 at 100.00 15,519,648
13,725 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 14,434,404
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/47
7/31 at 100.00 14,946,689
10,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023, 5.000%, 3/01/53
3/33 at 100.00 10,766,844
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
9/24 at 100.00 4,009,875
12,260 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 5.000%, 10/01/45
4/25 at 100.00 12,329,625
6,200 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 3.000%,
7/01/58
7/31 at 100.00 4,375,334
4,000 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018, 5.000%, 7/01/58
7/28 at 100.00 4,039,995
2,410 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/50
5/30 at 100.00 2,202,415
310 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
9/24 at 100.00 291,656
TOTAL WASHINGTON 96,113,870
WEST VIRGINIA - 0.2% (0.1% of Total Investments)
2,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 2,036,366
3,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 4.000%, 6/01/43
6/31 at 100.00 2,984,737
TOTAL WEST VIRGINIA 5,021,103
WISCONSIN - 4.2% (2.5% of Total Investments)
3,235 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2022-B4, 5.000%, 4/01/36 - AGM Insured
4/32 at 100.00 3,600,288
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
34 (d),(f) 0.000%, 1/01/47 No Opt. Call 924
30 (d),(f) 0.000%, 1/01/48 No Opt. Call 765
29 (d),(f) 0.000%, 1/01/49 No Opt. Call 710

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 29 (d),(f) 0.000%, 1/01/50 No Opt. Call $ 638
28 (d),(f) 0.000%, 1/01/51 No Opt. Call 594
36 (d),(f) 0.000%, 1/01/52 No Opt. Call 719
36 (d),(f) 0.000%, 1/01/53 No Opt. Call 673
35 (d),(f) 0.000%, 1/01/54 No Opt. Call 612
34 (d),(f) 0.000%, 1/01/55 No Opt. Call 567
33 (d),(f) 0.000%, 1/01/56 No Opt. Call 529
1,811 (d),(f) 5.500%, 7/01/56 3/28 at 100.00 1,385,856
37 (d),(f) 0.000%, 1/01/57 No Opt. Call 552
36 (d),(f) 0.000%, 1/01/58 No Opt. Call 509
35 (d),(f) 0.000%, 1/01/59 No Opt. Call 472
34 (d),(f) 0.000%, 1/01/60 No Opt. Call 434
34 (d),(f) 0.000%, 1/01/61 No Opt. Call 404
33 (d),(f) 0.000%, 1/01/62 No Opt. Call 372
32 (d),(f) 0.000%, 1/01/63 No Opt. Call 346
31 (d),(f) 0.000%, 1/01/64 No Opt. Call 322
31 (d),(f) 0.000%, 1/01/65 No Opt. Call 298
33 (d),(f) 0.000%, 1/01/66 No Opt. Call 298
401 (d),(f) 0.000%, 1/01/67 No Opt. Call 3,254
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
59 (d),(f) 0.000%, 1/01/46 No Opt. Call 1,732
59 (d),(f) 0.000%, 1/01/47 No Opt. Call 1,583
58 (d),(f) 0.000%, 1/01/48 No Opt. Call 1,489
58 (d),(f) 0.000%, 1/01/49 No Opt. Call 1,394
57 (d),(f) 0.000%, 1/01/50 No Opt. Call 1,276
62 (d),(f) 0.000%, 1/01/51 No Opt. Call 1,325
1,606 (d),(f) 3.750%, 7/01/51 3/28 at 100.00 1,152,387
62 (d),(f) 0.000%, 1/01/52 No Opt. Call 1,225
61 (d),(f) 0.000%, 1/01/53 No Opt. Call 1,145
61 (d),(f) 0.000%, 1/01/54 No Opt. Call 1,071
60 (d),(f) 0.000%, 1/01/55 No Opt. Call 1,000
59 (d),(f) 0.000%, 1/01/56 No Opt. Call 938
59 (d),(f) 0.000%, 1/01/57 No Opt. Call 878
58 (d),(f) 0.000%, 1/01/58 No Opt. Call 820
57 (d),(f) 0.000%, 1/01/59 No Opt. Call 775
57 (d),(f) 0.000%, 1/01/60 No Opt. Call 723
56 (d),(f) 0.000%, 1/01/61 No Opt. Call 672
56 (d),(f) 0.000%, 1/01/62 No Opt. Call 631
55 (d),(f) 0.000%, 1/01/63 No Opt. Call 591
54 (d),(f) 0.000%, 1/01/64 No Opt. Call 559
54 (d),(f) 0.000%, 1/01/65 No Opt. Call 522
53 (d),(f) 0.000%, 1/01/66 No Opt. Call 476
693 (d),(f) 0.000%, 1/01/67 No Opt. Call 5,627
5,455 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52
10/32 at 100.00 5,172,268
2,550 Public Finance Authority Wisconsin, Tax Exempt Pooled Securities,
Certificates Series 2024-2 Class A, 4.000%, 8/01/59, (Mandatory Put
8/01/27)
No Opt. Call 2,530,361
4,210 (d) Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A, 5.000%,
6/01/41
6/29 at 103.00 4,271,402
3,000 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Sustainability Series 2024A, 4.250%, 4/01/52
10/34 at 100.00 2,926,949
2,545 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43
5/28 at 100.00 2,457,113

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 10,715 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%, 8/15/46
8/31 at 100.00 $ 10,509,709
5,810 (c) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%, 12/01/48,
(UB)
12/32 at 100.00 6,133,712
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
1,690 4.000%, 10/01/41 10/28 at 102.00 1,435,736
2,000 4.000%, 10/01/61 10/28 at 102.00 1,453,314
10,345 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2017, 5.000%, 8/15/52, (UB)
8/27 at 100.00 10,499,860
4,220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 4,139,632
4,315 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System Inc Series 2024A, 5.500%, 2/15/54
2/34 at 100.00 4,707,322
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A
:
11,440 5.000%, 2/15/42 2/26 at 100.00 11,493,880
7,000 5.000%, 2/15/46 2/26 at 100.00 7,007,907
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/47
1/27 at 103.00 1,576,922
10,235 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022A, 5.000%,
4/01/52, (UB)
4/32 at 100.00 10,712,098
11,270 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 10,482,326
11,720 (c) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, 4.750%, 9/01/50, (UB)
3/33 at 100.00 11,870,972
12,500 (c) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, 4.750%, 3/01/51, (UB)
9/33 at 100.00 12,659,951
TOTAL WISCONSIN 128,220,409
TOTAL MUNICIPAL BONDS
(cost $4,477,324,841) 5,056,161,489
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) X 433,938
8,812 BlackRock MuniHoldings Fund Inc $ 106,096
32,524 Invesco Quality Municipal Income Trust 327,842
TOTAL INVESTMENT COMPANIES
(cost $530,611) 433,938
TOTAL LONG-TERM INVESTMENTS
(cost $4,477,855,452) 5,056,595,427
BORROWINGS - (0.2)% (i) (5,000,000)
FLOATING RATE OBLIGATIONS - (11.6)% (352,625,000)
AMTP SHARES, NET- (23.9)%(j) (727,297,667)
MFP SHARES, NET - (14.9)%(k) (455,418,369)
VRDP SHARES, NET- (16.5)%(l) (503,781,114)
OTHER ASSETS & LIABILITIES, NET -  1.3% 36,825,084
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 3,049,298,361

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,056,112,829 $ 48,660 $ 5,056,161,489
Investment Companies 433,938 – – 433,938
Total
$ 433,938 $ 5,056,112,829 $ 48,660 $ 5,056,595,427
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $189,281,710 or 3.7% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) Borrowings as a percentage of Total Investments is 0.1%.
(j) AMTP Shares, Net as a percentage of Total Investments is 14.4%.
(k) MFP Shares, Net as a percentage of Total Investments is 9.0%.
(l) VRDP Shares, Net as a percentage of Total Investments is 10.0%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.